Stock-Based Employee Compensation (Details 5) - Long Term Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Performance share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant-date fair value	$ 190.33	$ 146.25	$ 99.64
Performance Share Units, Market Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant-date fair value	204.53	153.64	101.05
Grant-date price	$ 157.33	$ 117.08	$ 79.61
Performance period	2 years 10 months	3 years	3 years
Expected volatility	20.60%	33.50%	38.20%
Risk-free interest rate	1.00%	0.90%	0.80%
Expected dividend yield	0.00%	0.00%	0.00%